FCE-Q3

Quarterly Report
September 30, 2025
MFS®  Emerging Markets
Equity Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,763	$61,634
Grupo Aeroportuario del Sureste, “B”	1,926	62,198
		$123,832
Alcoholic Beverages – 3.4%
Ambev S.A., ADR	100,069	$223,154
China Resources Beer Holdings Co. Ltd.	99,000	349,085
Kweichow Moutai Co. Ltd., “A”	3,000	608,555
Wuliangye Yibin Co. Ltd., “A”	8,800	150,176
		$1,330,970
Automotive – 3.0%
BYD Co. Ltd.	16,500	$233,656
Mahindra & Mahindra Ltd.	11,905	459,500
Maruti Suzuki India Ltd.	1,451	261,948
PT Astra International Tbk	582,100	201,718
		$1,156,822
Biotechnology – 0.5%
Hugel, Inc. (a)	829	$178,438
Brokerage & Asset Managers – 0.8%
B3 S.A. - Brasil Bolsa Balcao	121,600	$306,156
Business Services – 2.8%
Infosys Ltd.	36,881	$598,894
Tata Consultancy Services Ltd.	14,772	480,550
		$1,079,444
Chemicals – 0.6%
UPL Ltd.	33,759	$249,346
Computer Software – 1.1%
Kingsoft Corp.	93,200	$414,624
Computer Software - Systems – 6.2%
EPAM Systems, Inc. (a)	1,224	$184,567
Hon Hai Precision Industry Co. Ltd.	45,000	318,918
Lenovo Group Ltd.	220,000	326,525
Samsung Electronics Co. Ltd.	26,506	1,585,014
		$2,415,024
Conglomerates – 0.5%
LG Corp.	3,743	$192,079
Construction – 3.0%
Anhui Conch Cement Co. Ltd.	61,000	$184,208
Beijing New Building Materials PLC, “A”	46,900	155,884
Gree Electric Appliances, Inc., “A”	33,600	187,483
Midea Group Co. Ltd., “A”	33,200	338,882
Techtronic Industries Co. Ltd.	25,000	319,811
		$1,186,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.2%
Dabur India Ltd.	32,655	$180,692
Hindustan Unilever Ltd.	10,026	283,925
		$464,617
Consumer Services – 0.6%
MakeMyTrip Ltd. (a)	2,347	$219,679
Electrical Equipment – 1.0%
WEG S.A.	57,600	$395,995
Electronics – 14.0%
ASE Technology Holding Co. Ltd	110,000	$591,902
MediaTek, Inc.	15,000	647,188
SK hynix, Inc.	944	233,805
SK Square Co. Ltd. (a)	1,145	164,440
Taiwan Semiconductor Manufacturing Co. Ltd.	89,258	3,821,829
		$5,459,164
Energy - Independent – 1.7%
Bharat Petroleum Corp. Ltd.	58,645	$224,339
PT United Tractors Tbk	141,900	227,985
Reliance Industries Ltd.	14,962	229,851
		$682,175
Energy - Integrated – 3.0%
Galp Energia SGPS S.A., “B”	15,938	$302,207
Petroleo Brasileiro S.A., ADR	36,402	460,849
Petroleo Brasileiro S.A., ADR	13,017	153,861
Petronet LNG Ltd.	58,001	182,125
Saudi Arabian Oil Co.	11,194	73,489
		$1,172,531
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	3,815	$150,909
Food & Beverages – 1.9%
Gruma S.A.B. de C.V.	14,723	$273,324
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	60,841	233,161
Orion Corp.	3,124	230,674
		$737,159
Food & Drug Stores – 2.1%
BIM Birlesik Magazalar A.S.	21,491	$279,639
Walmart de Mexico S.A.B. de C.V.	170,714	527,332
		$806,971
Gaming & Lodging – 1.0%
Sands China Ltd.	145,200	$404,891
Insurance – 4.1%
AIA Group Ltd.	40,600	$389,464
DB Insurance Co. Ltd.	1,941	191,603
Hyundai Marine & Fire Insurance Co. Ltd. (a)	12,485	250,492
Ping An Insurance Co. of China Ltd., “H”	66,500	453,334
Samsung Fire & Marine Insurance Co. Ltd.	1,021	328,557
		$1,613,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 8.4%
NetEase, Inc., ADR	3,571	$542,756
Tencent Holdings Ltd.	32,000	2,726,309
		$3,269,065
Machinery & Tools – 1.4%
Delta Electronics, Inc.	20,000	$560,404
Major Banks – 2.8%
Banco Bradesco S.A., ADR	83,271	$281,456
Bandhan Bank Ltd.	66,468	121,432
National Bank of Greece S.A.	15,550	226,491
Nedbank Group Ltd.	17,538	216,813
OTP Bank PLC	2,855	246,581
		$1,092,773
Medical & Health Technology & Services – 0.5%
Hangzhou Tigermed Consulting Co. Ltd., “A”	23,300	$189,845
Metals & Mining – 1.6%
Industries Qatar Q.P.S.C.	69,904	$239,989
Vale S.A., ADR	35,124	381,447
		$621,436
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	69,700	$177,699
Network & Telecom – 0.4%
Accton Technology Corp.	5,000	$171,435
Oil Services – 1.0%
ADNOC Drilling Co. PJSC	148,889	$228,215
Samsung E&A Co. Ltd.	9,375	179,074
		$407,289
Other Banks & Diversified Financials – 14.7%
Bangkok Bank Public Co. Ltd.	59,400	$273,124
Bank Negara Indonesia PT	1,170,100	287,873
China Construction Bank Corp.	739,670	710,970
China Merchants Bank Co. Ltd.	96,000	576,843
Credicorp Ltd.	1,361	362,407
Emirates NBD Bank PJSC	36,420	240,946
Grupo Financiero Banorte S.A. de C.V.	21,932	220,931
HDFC Bank Ltd.	69,504	744,445
Kasikornbank Co. Ltd.	95,100	490,100
KB Financial Group, Inc.	1,741	143,320
Kotak Mahindra Bank Ltd.	30,027	673,901
PT Bank Central Asia Tbk	798,400	365,304
Saudi Awwal Bank	32,460	277,670
Saudi Tadawul Group Holding Co.	4,040	221,919
Sberbank of Russia PJSC (a)(u)	286,804	0
State Bank of India	17,688	173,805
		$5,763,558
Pharmaceuticals – 0.5%
WuXi AppTec Co. Ltd., “A”	11,500	$180,987
Precious Metals & Minerals – 1.3%
Gold Fields Ltd., ADR	12,446	$522,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.0%
Emaar Properties PJSC	51,292	$182,236
Hang Lung Properties Ltd.	134,000	150,325
SM Investments Corp.	6,250	78,930
		$411,491
Specialty Stores – 7.8%
Alibaba Group Holding Ltd.	75,348	$1,713,786
Meituan, “B” (a)	49,000	657,997
PDD Holdings, Inc., ADR (a)	3,496	462,066
Vipshop Holdings Ltd., ADR	11,234	220,636
		$3,054,485
Telecom Services – 1.5%
Etihad Etisalat Co.	13,184	$237,475
Hellenic Telecommunications Organization S.A.	10,443	197,641
PT Telekom Indonesia	816,900	149,998
		$585,114
Tobacco – 1.2%
ITC Ltd.	101,982	$461,217
Utilities - Electric Power – 0.7%
NTPC Ltd.	71,296	$273,376
Total Common Stocks		$38,482,952
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.19% (v)	727,116	$727,188

Other Assets, Less Liabilities – (0.3)%		(117,343)
Net Assets – 100.0%		$39,092,797

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $727,188 and
$38,482,952, respectively.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$11,795,467	$—	$—	$11,795,467
Taiwan	6,111,676	—	—	6,111,676
India	5,819,025	—	—	5,819,025
South Korea	3,828,405	—	—	3,828,405
Brazil	2,202,918	—	—	2,202,918
Hong Kong	1,264,491	—	—	1,264,491
Indonesia	1,232,878	—	—	1,232,878
Mexico	1,145,419	—	—	1,145,419
Saudi Arabia	810,553	—	—	810,553
Other Countries	3,470,298	801,822	0	4,272,120
Investment Companies	727,188	—	—	727,188
Total	$38,408,318	$801,822	$0	$39,210,140
For further information regarding security characteristics, see the Portfolio of Investments.
At September 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$695,803	$7,629,300	$7,597,858	$29	$(86)	$727,188

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,236	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
China	30.0%
Taiwan	15.6%
India	14.8%
South Korea	9.8%
Brazil	5.6%
Hong Kong	3.2%
Indonesia	3.1%
Mexico	2.9%
United States	2.4%
Other Countries	12.6%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.